Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net, Accounts Receivable Included in Allowance for Doubtful Accounts (Details) - MXN ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable Included in Allowance for Doubtful Accounts [Abstract]
Allowance of expected credit losses	$ 39,858,127	$ 37,533,735
1 - 90 days [Member]
Accounts Receivable Included in Allowance for Doubtful Accounts [Abstract]
Allowance of expected credit losses	4,082,617	4,050,387
Greater than 90 days [Member]
Accounts Receivable Included in Allowance for Doubtful Accounts [Abstract]
Allowance of expected credit losses	$ 35,775,510	$ 33,483,348